Property and Equipment, Net	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

8. Property and equipment, net

Fixed Assets consist of the following:

	As of June 30, 2025	As of December 31, 2024
Leasehold improvement	$32,773	$33,150
Furniture & Fixture	7,721	7,809
Equipment	10,419	8,715
Motor Vehicle	151,559	153,302
Total	202,472	202,976
Less: accumulated depreciation	134,048	124,861
Net book value	$68,424	$78,115

Depreciation expenses were $10,685, $4,442 and $10,002 for the six months ended June 30, 2025, 2024 and 2023, respectively.

The new purchased vehicle during the year ended December 31, 2024 was registered with 99% of ownership by the Company, and 1% ownership by the Kam Iat Fu International Company Limited, which is a related party and 95.2% own by Son I Tam, the CEO & Chairman of the Company.